Subsequent Events (Details) - Subsequent Event [Member] ¥ in Thousands	1 Months Ended
	Apr. 28, 2023 USD ($)	Apr. 28, 2023 CNY (¥)	Mar. 23, 2023 USD ($)	Mar. 23, 2023 CNY (¥)
Subsequent Events (Details) [Line Items]
Purchasing amount			$ 1,117,664	¥ 7,710
Purchase price	$ 15,368,555	¥ 106,000
Gain from disposition	$ 77,200	¥ 532